Short-Term Bank Borrowings (Tables)	6 Months Ended
Mar. 31, 2026
Short-Term Bank Borrowings [Abstract]
Schedule of Outstanding Balances of Short-Term Bank Borrowings

Outstanding balances of short-term bank borrowings as of September 30, 2025 and March 31, 2026 consisted of the following:

	September 30	As of March 31,
	2025	2026	2026
	RMB	RMB	US$
Collateralized and guaranteed bank loans from Bank of China	10,000,000	10,000,000	1,449,696
	10,000,000	10,000,000	1,449,696

Schedule of Short-Term Bank Borrowings

Short-term bank borrowings as at March 31, 2026 are as follows:

Maturity date	Type	Bank	Interest rate	Balance as at March 31, 2026
				RMB	US$
May 19, 2026	Operating loan	BOC	2.60%	4,000,000	579,878
May 19, 2026	Operating loan	BOC	2.60%	6,000,000	869,818
				10,000,000	1,449,696